Other Long-term Liabilities - Deposits (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Other Long Term Liabilities [Member]
Deposits from franchisees.	¥ 118,803,438	$ 18,642,852	¥ 104,562,713